Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Restricted Cash Abstract
Cash on hand	$ 367,367	$ 349,846
Cash in bank	7,361,124	12,378,937
Subtotal	7,728,491	12,728,783
Restricted cash	1,811,750	3,125,028
Cash, cash equivalents, and restricted cash	$ 9,540,241	$ 15,853,811